Prepaid expenses	12 Months Ended
Dec. 31, 2024
Prepaid Expenses
Prepaid expenses

10.	Prepaid expenses

	2024	2023

Prepaid expenses	562,141	377,405

Advertisements (i)	20,331	13,047
Rentals and insurance	83,603	69,759
Incremental costs for obtaining contracts with customers (ii)	188,269	190,663
IT Services	10,783	16,053
Contractual prepaid expenses (iii)	251,181	75,464
Other	7,974	12,419

Current portion	(280,851)	(238,468)
Non-current portion	281,290	138,937

(i)	Represent prepaid payments of advertising expenses for products and services of the TIM brand that are recognized in the result according to the period of serving the advertisement.

(ii)	It is substantially represented by incremental costs related to sales commissions paid to partners for obtaining contracts with customers arising from the adoption of IFRS 15, which are deferred to the result in accordance with the term of the contract and/or economic benefit, usually from 1 to 2 years.

(iii)	Represent the costs of installing a neutral network deferred over the term of the contract.